UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    East Hill Management Company LLC
Address: 200 Clarendon Street, Suiote 6000
         Boston, MA  02116-5033

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Rosa
Title:     Director of Operations
Phone:     617-450-0150

Signature, Place, and Date of Signing:

      /s/  Stacey Rosa     Boston, MA     February 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $118,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5422   156700 SH       SOLE                   156700        0        0
AMERICAN INTL INDUSTRIES       COM NEW          02686Y201       50   500000 SH  CALL SOLE                   500000        0        0
AVON PRODS INC                 COM              054303102     1286    32400 SH       SOLE                    32400        0        0
CAMPBELL SOUP CO               COM              134429109       91   624300 SH  CALL SOLE                   624300        0        0
CANYON RESOURCES CORP          COM NEW          138869300      118   312000 SH       SOLE                   312000        0        0
CORNING INC                    COM              219350105      479    19900 SH       SOLE                    19900        0        0
DENISON MINES CORP             COM              248356107     5746   635100 SH       SOLE                   635100        0        0
EATON VANCE CORP               COM NON VTG      278265103    34713   764400 SH       SOLE                   764400        0        0
EXXON MOBIL CORP               COM              30231G102     2305    24500 SH       SOLE                    24500        0        0
EXXON MOBIL CORP               COM              30231G102    10025   926600 SH  CALL SOLE                   926600        0        0
FORDING CDN COAL TR            TR UNIT          345425102      695    18000 SH       SOLE                    18000        0        0
FRONTLINE LTD                  SHS              G3682E127      394     8200 SH       SOLE                     8200        0        0
INTEL CORP                     COM              458140100     4592   172200 SH       SOLE                   172200        0        0
ISHARES TR                     DJ US ENERGY     464287796     3246    23700 SH       SOLE                    23700        0        0
MEMC ELECTR MATLS INC          COM              552715104     1177    13300 SH       SOLE                    13300        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      342     6300 SH       SOLE                     6300        0        0
PACIFIC RIM MNG CORP           COM NEW          694915208      157   145200 SH       SOLE                   145200        0        0
ROPER INDS INC NEW             COM              776696106     2990    47800 SH       SOLE                    47800        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      371     4400 SH       SOLE                     4400        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      227     8200 SH       SOLE                     8200        0        0
STATE STR CORP                 COM              857477103    34590   425900 SH       SOLE                   425900        0        0
TECK COMINCO LTD               CL B             878742204     5057   141600 SH       SOLE                   141600        0        0
VULCAN MATLS CO                COM              929160109     4204    53400 SH       SOLE                    53400        0        0